                             MARTIN CURRIE BUSINESS TRUST
                               OPPORTUNISTIC EAFE FUND




                                     SEMI-ANNUAL

                                   OCTOBER 31, 1997

                                     (UNAUDITED)

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1997 (Unaudited)


OBJECTIVE           Long term capital appreciation through active management of a diversified portfolio of international equities outside the USA and Canada.

LAUNCH DATE         July 1, 1994

FUND SIZE           $126.6m

PERFORMANCE         Total return from May 1, 1997 through October 31, 1997
SINCE LAUNCH
                    -    MCBT - Opportunistic EAFE (excluding all
                         transaction fees)                                 +5.0%
                    -    MCBT - Opportunistic EAFE (including all
                         transaction fees)                                 +3.4%
                    -    The Morgan Stanley Capital International
                         EAFE Index                                        +3.2%

                    Annualized total return from July 1, 1994 through October 31, 1997

                    -    MCBT - Opportunistic EAFE (excluding all
                         transaction fees)                                 +6.9%
                    -    MCBT - Opportunistic EAFE (including all
                         transaction fees)                                 +6.4%
                    -    The Morgan Stanley Capital International
                         EAFE Index                                        +5.7%

PORTFOLIO           Despite the troubles in Asia, the MSCI EAFE index was up
COMMENTS            3.2% over the six months.  Our out performance in Japan
                    helped us to beat that, and the fund has returned 5.0%.

                    Compounded by a weak currency, JAPAN has performed very poorly - although many of the blue chip exporters which form the core of our portfolio have held up relatively well. We reduced our weighting, and are now looking for opportunities to go back in.

                    We have continued to add to our positions in CONTINENTAL EUROPE, although weaker currencies have reduced overall returns to a US dollar investor. Restructuring and the enhancement of shareholder value have been persistent themes, and our portfolio reflects this. We have been positive about the UK, where a strengthening currency and a stable economic background have helped stock markets.

                    ASIA's crisis has worsened over the period, and we have responded by cutting our weightings. Our emphasis is now on CHINA and INDIA. Reforms in India and the freeing up of the Chinese economy and stockmarket open many opportunities. AUSTRALIA, where we switched from resources stocks to industrials, has also served us well.

                    In LATIN AMERICA, Brazil's fall has affected our performance. Even so, the region as a whole continues to respond positively to low inflation and falling interest rates. Mexico, up 5.4% over the period, has held up well. Growth in regional economies is accelerating and governments are deregulating.

                    OUTLOOK

                    It remains our view that the US presents a benign background. Steady growth and low inflation there provide excellent support for developing markets. But Asia has mountains to climb. In Latin America, by contrast, the future looks positive. Economic resurgence is being met with a new corporate and political ideology. Our strategy does and will continue to emphasise this, favouring Mexico in particular. Our commitment to Asia will remain low and focus on opportunities in China and India.

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                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1997 (Unaudited)

INVESTMENT          James Fairweather is Chief Investment Officer.  All funds
MANAGER PROFILE     are managed on a team basis with a named director heading
                    each team.

                    James spent three years with Montague Loebl Stanley & Co. as an institutional sales and economic assistant. Moved into Eurobond sales for 18 months with Kleinwort Benson before joining Martin Currie in 1984. He has worked in our Far East, North American and Continental European investment teams. Appointed director in 1987, he became head of our Continental Europe team in 1992. A member of the asset allocation committee, James was appointed Deputy Chief Investment Officer in 1994 with overall responsibility for our investments in emerging markets. He was promoted to Chief Investment Officer in 1997.

                    The Global Asset Allocation Committee sets limits for regional allocation. The managers of the funds are responsible for the selection of countries within those regions, sectors, and stocks.

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                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1997 (Unaudited)

ASSET ALLOCATION
    (% of net assets)


[CHART]

Europe               58%
Japan                17%
Latin America         7%
Pacific Basin         6%
Other Areas           2%
ST Investment         7%
Other Net Assets      3%


LARGEST HOLDINGS
BY REGION/COUNTRY                                                % OF NET ASSETS


                 EUROPE

                 Novartis                        (Switzerland)         2.3
                 Credit Suisse Group             (Switzerland)         2.0
                 Veba                            (Germany)             2.0

                 JAPAN

                 Rohm                                                  1.7
                 Sony                                                  1.4

                 LATIN AMERICA

                 Compania Anonima Nacional       (Venezuela)           1.2

                 OTHER AREAS

                 Indian Opportunities Fund       (India)               0.8

                 PACIFIC BASIN

                 Telekomunikasi Indonesia        (Indonesia)           0.7

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                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (Unaudited)

                                                    SHARES             VALUE
                                                    ------             -----
COMMON AND PREFERRED STOCKS, CONVERTIBLE BONDS,
EXCHANGEABLE NOTES, AND WARRANTS - 89.7%
EUROPE - 58.5%
    AUSTRIA - 0.8%
       VA TECHNOLOGIE                                6,000        $  1,064,656
                                                                  ------------
         TOTAL AUSTRIA - (COST $827,060)                             1,064,656
                                                                  ------------
    BELGIUM - 1.1%
       GENERALE DE BANQUE                            3,500           1,431,639
                                                                  ------------
         TOTAL BELGIUM - (COST $1,410,303)                           1,431,639
                                                                  ------------
    DENMARK - 1.7%
       NOVO NORDISK, CL B                           20,000           2,166,616
                                                                  ------------
         TOTAL DENMARK - (COST $1,974,375)                           2,166,616
                                                                  ------------
    FRANCE - 6.8%
       AIR LIQUIDE                                   9,270           1,438,330
       AXA                                          25,926           1,775,369
       CIE GENERALE DES EAUX                        14,748           1,715,582
       RHONE-POULENC, CL A                          51,300           2,236,718
       SCHNEIDER                                    26,400           1,409,648
                                                                  ------------
         TOTAL FRANCE - (COST $7,588,805)                            8,575,647
                                                                  ------------
    GERMANY - 10.9%
       BAYERISCHE MOTOREN WERKE                      1,700           1,229,783
       DEUTSCHE BANK                                33,000           2,159,415
       HOECHST                                      49,800           1,895,162
       MANNESMANN                                    4,800           2,027,150
       PREUSSAG AG                                   5,000           1,296,554
       SGL CARBON                                   10,000           1,403,875
       VEBA                                         45,402           2,531,113
       VOLKSWAGEN                                    2,100           1,241,385
                                                                  ------------
         TOTAL GERMANY - (COST $11,757,354)                         13,784,437
                                                                  ------------
    ITALY - 1.1%
       ENI                                         255,913           1,439,038
                                                                  ------------
         TOTAL ITALY - (COST $1,253,904)                             1,439,038
                                                                  ------------
    NETHERLANDS - 3.7%
       GUCCI GROUP N.V.                             24,000             873,000
       INTERNATIONALE NEDERLANDEN GROEP N.V.        38,377           1,610,984
       PHILIPS ELECTRONICS N.V.                     28,000           2,192,120
                                                                  ------------
         TOTAL NETHERLANDS - (COST $3,670,387)                       4,676,104
                                                                  ------------
    SPAIN - 2.8%
       BANCO DE SANTANDER                           58,940           1,651,065
       TELEFONICA DE ESPANA                         68,000           1,855,778
                                                                  ------------
         TOTAL SPAIN - (COST $2,470,165)                             3,506,843

See notes to financial statements.

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                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (Unaudited)

                                                    SHARES            VALUE
                                                    ------            -----
EUROPE - CONTINUED
    SWEDEN - 1.1%
       INCENTIVE AB                                 15,200         $ 1,331,286
                                                                   -----------
         TOTAL SWEDEN - (COST $1,393,527)                            1,331,286
                                                                   -----------
    SWITZERLAND - 6.1%
       CREDIT SUISSE GROUP                          18,000           2,535,619
       NOVARTIS                                      1,860           2,913,037
       ROCHE HOLDINGS                                  260           2,284,806
                                                                   -----------
         TOTAL SWITZERLAND - (COST $6,319,981)                       7,733,462
                                                                   -----------
    UNITED KINGDOM - 22.4%
       CABLE & WIRELESS                            194,000           1,549,302
       GENERAL ELECTRIC                            157,000           1,002,922
       GKN                                          80,530           1,806,411
       GLAXO WELLCOME                               81,260           1,742,349
       GRANADA                                     101,435           1,398,902
       LADBROKE                                    321,000           1,437,950
       LASMO                                       251,419           1,160,001
       LLOYDS TSB                                  163,000           2,037,377
       MARKS & SPENCER                             176,000           1,786,469
       MCKECHNIE                                    74,020             624,661
       NATIONAL WESTMINSTER BANCORP                100,000           1,437,833
       NFC                                         358,136             811,165
       RECKITT & COLMAN                            109,950           1,686,967
       ROYAL BANK OF SCOTLAND GROUP                145,000           1,537,491
       SAFEWAY                                     153,571           1,000,341
       SCOTTISH POWER                              199,000           1,489,071
       SHELL TRANSPORT & TRADING                   246,000           1,744,802
       SMITHS INDUSTRIES                            92,751           1,346,053
       UNILEVER                                    189,876           1,414,427
       WASSALL                                      88,982             503,106
       WOLSELEY                                     98,426             820,305
                                                                   -----------
         TOTAL UNITED KINGDOM - (COST $20,677,715)                  28,337,905
                                                                   -----------

TOTAL EUROPE - (COST  $59,343,576)                                  74,047,633
                                                                   -----------

LATIN AMERICA - 6.8%
    ARGENTINA - 0.6%
       COMPANIA PEREZ COMPANC                       82,865             519,049
       TELEFONICA DE ARGENTINA, ADR                 10,000             281,250
                                                                   -----------
         TOTAL ARGENTINA - (COST $584,107)                             800,299
                                                                   -----------

    BRAZIL - 1.6%
       ELETROBRAS, ADR                              39,800             875,600
       PETROBRAS, ADR                               36,000             684,000
       TELEBRAS, ADR                                 5,080             515,620
                                                                   -----------
         TOTAL BRAZIL - (COST $1,915,129)                            2,075,220
                                                                   -----------
See notes to financial statements.

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                                                    MCBT OPPORTUNISTIC EAFE FUND

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                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (Unaudited)

                                                    SHARES            VALUE
                                                    ------            -----
LATIN AMERICA - CONTINUED
    CHILE - 0.8%
       COMPANIA DE TELEFONOS DE CHILE, ADR          34,000         $   943,500
                                                                   -----------
         TOTAL CHILE - (COST $983,270)                                 943,500
                                                                   -----------
    MEXICO - 2.6%
       CIFRA SA DE CV                              425,000             734,943
       CIFRA SA DE CV, CL B                         66,039             131,369
       CORPORACION INDUSTRIAL ALFA, CL A            63,573             464,003
       EMPRESAS ICA SOCIEDAD, ADR                   18,800             250,275
       GRUPO FINANCIERO BANAMEX, CL B *            380,000             752,296
       TELEFONOS DE MEXICO, ADR                     21,000             908,250
                                                                   -----------
         TOTAL MEXICO - (COST $3,166,673)                            3,241,136
                                                                   -----------
    VENEZUELA - 1.2%
       COMPANIA ANONIMA NACIONAL TELEFONOS,
         ADR, CL 35,000                                              1,531,250
                                                                   -----------
         TOTAL VENEZUELA - (COST $827,709)                           1,531,250
                                                                   -----------
TOTAL LATIN AMERICA - (COST  $7,476,888)                             8,591,405
                                                                   -----------
PACIFIC BASIN - 5.5%
    AUSTRALIA - 1.7%
       JOHN FAIRFAX HOLDINGS LIMITED               240,000             529,969
       LEND LEASE CORPORATION                       27,000             552,924
       MAYNE NICKLESS LIMITED                      108,000             493,682
       NEWS CORPORATION                            130,000             576,876
                                                                   -----------
         TOTAL AUSTRALIA - (COST $2,244,732)                         2,153,451
                                                                   -----------
    HONG KONG - 2.2%
       AMOY PROPERTIES                              18,900              16,256
       CHEUNG KONG HOLDINGS                         46,000             319,796
       CHINA LIGHT & POWER                          82,000             431,663
       CITIC PACIFIC                                85,000             406,777
       FIRST PACIFIC COMPANY                       356,000             224,471
       HSBC HOLDINGS                                10,364             234,586
       HUTCHISON WHAMPOA                            63,700             440,788
       NEW WORLD DEVELOPMENT LIMITED               124,000             436,241
       SWIRE PACIFIC                                56,425             301,410
                                                                   -----------
         TOTAL HONG KONG - (COST $3,090,831)                         2,811,988
                                                                   -----------
    INDONESIA - 0.9%
       BANK INTERNATIONAL INDONESIA              1,100,000             236,477
       TELEKOMUNIKASI INDONESIA                  1,020,000             947,850
                                                                   -----------
         TOTAL INDONESIA - (COST $2,280,659)                         1,184,327
                                                                   -----------
    PHILIPPINES - 0.3%
       BELLE CORPORATION *                       4,000,000             361,072
       BELLE CORPORATION, WARRANTS *               800,000                  99
                                                                   -----------
         TOTAL PHILIPPINES - (COST $1,137,750)                         361,171
                                                                   -----------
See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (Unaudited)

                                                    SHARES            VALUE
                                                    ------            -----
PACIFIC BASIN - CONTINUED
    SINGAPORE - 0.4%
       DEVELOPMENT BANK OF SINGAPORE                48,800         $   455,467
                                                                   -----------
         TOTAL SINGAPORE - (COST $506,106)                             455,467
                                                                   -----------

TOTAL PACIFIC BASIN - (COST  $9,260,078)                             6,966,404
                                                                   -----------
OTHER AREAS - 1.7%
    INDIA - 1.7%
       INDIAN OPPORTUNITIES FUND (a)*              101,911           1,033,375
       SCHRODER INDIA FUND *                        60,000             652,830
       VIDESH SANCHAR NIGAM LIMITED, GDR (b)*       36,000             496,800
                                                                   -----------
         TOTAL INDIA - (COST $2,677,590)                             2,183,005
                                                                   -----------

TOTAL OTHER AREAS - (COST  $2,677,590)                               2,183,005
                                                                   -----------
JAPAN - 17.2%
    ASAHI DIAMOND                                       82                 477
    CANON                                           65,000           1,577,067
    DDI                                                117             390,810
    EIDEN SAKAKIYA                                  24,000             132,613
    HITACHI                                        150,000           1,152,887
    HONDA MOTOR                                     36,000           1,211,466
    ITO - YOKADO                                    23,000           1,142,833
    KAMIGUMI                                       100,000             452,846
    MABUCHI MOTOR                                   10,000             556,710
    MARUI                                           36,000             607,229
    MBL INT'L. FINANCE
       (BERMUDA), 3.00%, 11/30/2002               $900,000 (c)         922,950
    MITSUBISHI HEAVY INDUSTRIES                    171,000             839,726
    MITSUI FUDOSAN                                  54,000             610,220
    NAMCO, 4.70%, 09/30/1998                  Y 35,000,000             378,064
    NIPPON EXPRESS                                  73,000             393,054
    NITTO DENKO, 2.20%, 03/30/1999            Y 70,000,000             661,138
    RISO KAGAKU                                      6,400             377,034
    ROHM                                            22,000           2,175,322
    SAKURA FINANCE                            Y 72,000,000             564,633
    SECOM COMPANY LIMITED                           11,000             711,093
    SHIMACHU                                        17,000             361,612
    SHIN - ETSU CHEMICAL                            28,950             707,212
    SONY                                            21,900           1,817,873
    SUMITOMO ELECTRIC                               52,000             686,996
    TAISHO PHARMACEUTICAL                           25,000             639,801
    TOPPAN PRINTING                                 73,000             915,912
    TOYOTA MOTOR CORPORATION                        28,000             779,393
    YAMANOUCHI PHARMACEUTICAL                       40,000             983,797
                                                                   -----------
       TOTAL JAPAN - (COST  $21,585,096)                            21,750,768
                                                                   -----------
COMMON AND PREFERRED STOCKS, CONVERTIBLE BONDS,
EXCHANGEABLE NOTES, AND WARRANTS - (COST  $100,343,228)+           113,539,215
                                                                   -----------
See notes to financial statements.

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                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (Unaudited)

                                                                 PRINCIPAL
                                                                    AMOUNT
                                                                    ------
SHORT TERM INVESTMENT - 7.1%
  STATE STREET BANK AND TRUST REPURCHASE AGREEMENT,
    5.150%, 11/03/1997 (d)                                    $  9,016,000    $  9,016,000
                                                                              ------------

TOTAL SHORT TERM INVESTMENT - (COST  $9,016,000)                                 9,016,000
                                                                              ------------

TOTAL INVESTMENTS - (COST  $109,359,228) - 96.8%                               122,555,215
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES - 3.2%                      4,035,671
                                                                              ------------
NET ASSETS - 100.0%                                                           $126,590,886
                                                                              ------------
                                                                              ------------

*    Non-income producing security.
Y    Reflected at par and denominated in Japanese yen.
(a) The Indian Opportunities Fund is managed by Martin Currie Bermuda Ltd., an affiliate of Martin Currie Inc.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $496,800 or 0.4% of net assets.
(c)  Reflected at par value and denominated in U.S. dollars.
(d) The repurchase agreement, dated 10/31/97, $9,016,000 par due 11/03/97, is collateralized by United States Treasury Notes, 5.875%, due 8/31/99 with a market value of $9,201,189.

+ Percentages of long term investments are presented in the portfolio by country. Percentages of long term investments by industry are as follows:
     Aerospace 1.1%, Apparel 0.7%, Automobiles 3.5%, Banks 12.8%, Chemicals 6.1%, Commercial Services 0.4%, Conglomerates 2.5%, Construction & Building Materials 0.7%, Construction & Mining Equipment 0.2%, Diversified 3.0%, Drugs & Health Care 6.7%, Electric Utilities 4.2%, Electrical Equipment 3.0%, Electronics 5.7%, Engineering 0.8%, Financial Services 1.5%, Food & Beverages 1.1%, Hotels & Restaurants 1.1%, Household Products 1.3%, Industrial Machinery 4.2%, Insurance 1.8%, Investment Companies 1.3%, Leisure Time 1.1%, Manufacturing 0.5%, Miscellaneous 1.1%, Newspapers 0.4%, Oil & Gas 4.0%, Petroleum Services 0.4%, Photography 1.3%, Publishing 1.2%, Real Estate 1.6%, Retail Trade 4.7%, Steel 1.0%, Telecommunications 4.7%, Telephone 2.7%, Transportation 1.3%.

ADR  American Depositary Receipts.
GDR  Global Depositary Receipts.

See notes to financial statements.

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                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                    OCTOBER 31, 1997 (Unaudited)

ASSETS
    Investments in securities, at value (cost $100,343,228) (Note B)                   $113,539,215
    Investments in repurchase agreements, at value (Note B)                               9,016,000
                                                                                       ------------
       Total Investments                                                                122,555,215
    Cash                                                                                        353
    Foreign currency, at value (cost $464,799) (Note B)                                     464,750
    Receivable for investments sold                                                       6,565,666
    Dividend and interest receivable                                                        173,699
    Foreign tax reclaims receivable                                                         124,458
    Prepaid insurance                                                                         5,240
    Deferred organization expenses (Note B)                                                   4,250
                                                                                       ------------
       TOTAL ASSETS                                                                     129,893,631
                                                                                       ------------

LIABILITIES
    Payable for fund shares repurchased                                                   3,017,025
    Payable for currency purchased                                                              492
    Management fee payable (Note C)                                                         236,287
    Administration fee payable (Note C)                                                       9,935
    Trustees fees payable (Note C)                                                            1,830
    Accrued expenses and other liabilities                                                   37,176
                                                                                       ------------
       TOTAL LIABILITIES                                                                  3,302,745
                                                                                       ------------
TOTAL NET ASSETS                                                                       $126,590,886
                                                                                       ------------

COMPOSITION OF NET ASSETS:
    Paid-in-capital                                                                    $107,690,483
    Undistributed net investment income                                                   1,328,705
    Accumulated net realized gain on investment and foreign currency transactions         4,371,158
    Net unrealized appreciation on investment and foreign currency transactions          13,200,540
                                                                                       ------------
TOTAL NET ASSETS                                                                       $126,590,886
                                                                                       ------------
                                                                                       ------------
NET ASSET VALUE PER SHARE                                                              $      11.88
($126,590,886 / 10,658,136 shares of beneficial interest outstanding)                  ------------
                                                                                       ------------



See notes to financial statements.

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                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                                         STATEMENT OF OPERATIONS
                                   SIX MONTHS ENDED OCTOBER 31, 1997 (Unaudited)

INVESTMENT INCOME
  Interest income                                                                       $    166,384
  Dividend income                                                                          1,516,588
  Foreign taxes withheld                                                                    (177,499)
                                                                                        ------------
    TOTAL INVESTMENT INCOME                                                                1,505,473
                                                                                        ------------
EXPENSES
  Management fee (Note C)                                                                    464,537
  Custodian fee                                                                               87,328
  Administration fee (Note C)                                                                 53,436
  Audit fee                                                                                   12,536
  Legal fees                                                                                   6,844
  Transfer agent fee                                                                           3,425
  Trustees fees (Note C)                                                                       1,964
  Amortization of deferred organization expenses                                               1,278
  Miscellaneous expenses                                                                       9,901
                                                                                        ------------
    TOTAL EXPENSES                                                                           641,249
                                                                                        ------------
NET INVESTMENT INCOME                                                                        864,224
                                                                                        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
  Net realized gain on investments                                                         7,154,936
  Net realized loss on foreign currency transactions                                        (104,229)
  Net unrealized appreciation (depreciation) on:
    Investments                                                                           (2,030,506)
    Foreign currency transactions                                                             16,802
                                                                                        ------------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                                  5,037,003
                                                                                        ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                              $  5,901,227
                                                                                        ------------
                                                                                        ------------

See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS

                                                                            Six Months
                                                                               Ended                      Year
                                                                         October 31, 1997                 Ended
                                                                            (Unaudited)              April 30, 1997
                                                                         ----------------            --------------

NET ASSETS at beginning of period                                           $120,649,807              $108,295,237
                                                                            ------------              ------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income                                                        864,224                 1,023,218
    Net realized gain (loss) on investment transactions                        7,154,936                (1,528,624)
    Net realized gain (loss) on foreign currency transactions                   (104,229)                1,413,982
    Net unrealized appreciation (depreciation) on :
       Investments                                                            (2,030,506)                3,356,168
       Foreign currency transactions                                              16,802                   246,156
                                                                            ------------              ------------
    Net increase in net assets from operations                                 5,901,227                 4,510,900
                                                                            ------------              ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                                         0                (2,359,811)
    In excess of net investment income                                                 0                (1,311,086)
                                                                            ------------              ------------
    Total distributions                                                                0                (3,670,897)
                                                                            ------------              ------------

CAPITAL SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                            602,540                 9,813,416
    Reinvestment of dividends and distributions to shareholders                        0                 3,268,114
    Cost of shares repurchased                                                  (573,326)               (1,637,958)
    Paid in capital from subscription and redemption fees                         10,638                    70,995
                                                                            ------------              ------------
    Total increase in net assets from capital share transactions                  39,852                11,514,567
                                                                            ------------              ------------

NET INCREASE IN NET ASSETS                                                     5,941,079                12,354,570
                                                                            ------------              ------------

NET ASSETS at end of period (includes undistributed net investment          $126,590,886              $120,649,807
    income of $1,328,705 and $464,481, respectively)                        ------------              ------------
                                                                            ------------              ------------

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
    Shares sold                                                                   48,718                   880,191
    Shares issued in reinvestment of distributions to shareholders                     0                   294,425
    Less shares repurchased                                                      (46,350)                 (146,937)
                                                                            ------------              ------------
    Net share transactions                                                         2,368                 1,027,679
                                                                            ------------              ------------
                                                                            ------------              ------------

See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                          FOR A SHARE OUTSTANDING FOR THE PERIOD

                                                       Six Months
                                                          Ended              Year                 Year            July 1, 1994 *
                                                     October 31, 1997        Ended                Ended              through
                                                       (Unaudited)       April 30, 1997       April 30, 1996      April 30, 1995
                                                       -----------       --------------       --------------      --------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                     $11.320            $11.250               $9.860             $10.000

Net investment income                                      0.081              0.134                0.314               0.055
Net realized and unrealized gain(loss) on investment
    and foreign currency transactions                      0.478              0.286                1.239              (0.323)
                                                         -------            -------              -------             -------
Total from investment operations                           0.559              0.420                1.553              (0.268)
                                                         -------            -------              -------             -------
Less distributions:
    Net investment income                                  0.000             (0.229)              (0.167)              0.000
    In excess of net investment income                     0.000             (0.127)              (0.023)              0.000
                                                         -------            -------              -------             -------
Total distributions                                        0.000             (0.356)              (0.190)              0.000
                                                         -------            -------              -------             -------
Paid in capital from subscription and
    redemption fees (Note B)                               0.001              0.006                0.027               0.128
                                                         -------            -------              -------             -------

Net asset value, end of period                           $11.880            $11.320              $11.250              $9.860
                                                         -------            -------              -------             -------
                                                         -------            -------              -------             -------

TOTAL INVESTMENT RETURN (1) (2)                            4.95%              3.85%               16.17%              (1.40)%
                                                         -------            -------              -------             -------
                                                         -------            -------              -------             -------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                           $126,590,886       $120,649,807         $108,295,237         $72,660,677
Operating expenses, net, to average
    net assets (Note C)                                    0.95% (3)          0.98%                1.00%               1.00% (3)
Operating expenses, gross, to average
    net assets (Note C)                                    0.95% (3)          0.98%                1.05%               1.37% (3)
Net investment income to average net assets                1.29% (3)          0.90%                1.46%               1.32% (3)
Portfolio turnover rate                                      26%                49%                  37%                 39%
Average commission rate per share (4)                     $0.0127            $0.0191              $0.0285                N/A
Per share amount of fees waived (Note C)                  $0.000             $0.000               $0.012              $0.015

--------------------------------------------------------------------------------

*   Commencement of investment operations.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees.
    Total return would have been lower had certain expenses not been waived.
(2) Periods less than one year are not annualized.
(3) Annualized.
(4) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.

See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers seven funds which have differing investment objectives and policies: Global Growth Fund, Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Emerging Americas Fund, Emerging Asia Fund and the EMEA Fund, (the "Funds"). The MCBT Opportunistic EAFE Fund (the "Fund") commenced investment operations on July 1, 1994. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.


NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)

FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 0.75% of the amount invested and a redemption fee on cash redemptions of 0.75% of the amount redeemed. All purchase premiums and redemption fees are paid to and retained by the Fund and are recorded as paid-in-capital by the Fund. These fees are intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees may be waived by the Manager, however, if these brokerage and transaction costs are minimal or in other circumstances at the Manager's discretion. For the six months ended October 31, 1997, $7,135 was collected in purchase premiums and $3,503 was collected in redemption fees.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.


NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 0.70% of the Fund's average net assets.

The Investment Manager has voluntarily undertaken to reduce its fee until further notice to the extent necessary to limit the Fund's annual expenses (including the management fee but excluding brokerage commissions, transfer taxes, and extraordinary expenses) to 1.00% of the Fund's average net assets on an annualized basis. For the six months ended October 31, 1997, it was not necessary for the Investment Manager to waive any of its fees.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).


NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the six months ended October 31, 1997 were $32,501,721 and $39,105,167, respectively.

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 1997 were as follows:

          IDENTIFIED           GROSS UNREALIZED             NET UNREALIZED
             COST       APPRECIATION   (DEPRECIATION)        APPRECIATION
         ------------   ------------   --------------       --------------
         $109,359,228   $21,204,992     $(8,009,005)         $13,195,987


NOTE E - PRINCIPAL SHAREHOLDERS
As of October 31, 1997 there was one shareholder who owned greater than 10% of the Fund's outstanding shares, representing 13% of the Fund.


NOTE F - CONCENTRATION OF RISK
The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

                             MARTIN CURRIE BUSINESS TRUST


                                 --------------------


                                TRUSTEES  AND OFFICERS

                     C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                               Simon D. Eccles, TRUSTEE
                            Patrick R. Wilmerding, TRUSTEE
                    Colin Winchester, VICE PRESIDENT AND TREASURER
                           J. Grant Wilson, VICE PRESIDENT
                            Julian M.C. Livingston, CLERK

                                 * INTERESTED TRUSTEE

                                 --------------------


                                  INVESTMENT MANAGER

                                 Martin Currie, Inc.
                                    Saltire Court
                                  20 Castle Terrace
                                  Edinburgh EH1 2ES
                                       Scotland
                                 011-44-131-229-5252

                                  Regulated by IMRO

                      Registered Investment Adviser with the SEC

                                 --------------------


--------------------------------------------------------------------------------
The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.
--------------------------------------------------------------------------------